Expenses By Nature (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of general and administrative expense [text block] [Abstract]
Schedule of expenses by nature [table text block]
	Year ended December 31,
	2019	2018	2017
	USD in thousands
Payroll and related expenses	1,347	2,556	2,666
Professional fees	1,945	2,313	1,609
Materials used and subcontracted work	322	760	903
Preparation of patents	249	139	118
Rent and office maintenance	144	176	206
Depreciation and amortization	75	42	77
Vehicle maintenance	61	110	140
Travel	47	223	189
Advertising and participation in exhibitions	18	268	170
Other	263	193	200
Inventory impairment	-	328	297
TOTAL COST OF REVENUES, INVENTORY IMPAIRMENT, RESEARCH AND DEVELOPMENT, SELLING AND MARKETING AND GENERAL AND ADMINISTRATIVE EXPENSES	4,471	7,108	6,575